Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Asset-Backed Securities - 13.9%
ACM Auto Trust, 3.2300%, 4/20/29 (144A) $ 20,230 $ 20,196
Affirm Asset Securitization Trust, 3.4600%, 10/15/24 (144A) 89,108 88,349
Aligned Data Centers Issuer LLC, 1.9370%, 8/15/46 (144A) 500,000 442,522
Aqua Finance Trust, 1.5400%, 7/17/46 (144A) 219,041 201,545
Carvana Auto Receivables Trust, 0.8200%, 4/10/25 19,240 19,016
CF Hippolyta Issuer LLC, 1.9800%, 3/15/61 (144A) 549,422 455,038
FREED ABS Trust, 1.0100%, 11/20/28 (144A) 103,261 102,424
FREED ABS Trust, 3.0300%, 5/18/29 (144A) 51,388 51,130
GoodLeap Sustainable Home Solutions Trust, 2.1000%, 5/20/48 (144A) 833,912 666,164
GoodLeap Sustainable Home Solutions Trust, 2.3100%, 10/20/48 (144A) 214,686 175,063
Jersey Mike's Funding, 4.4330%, 2/15/50 (144A) 124,063 118,507
JPMorgan Chase Bank NA-CACLN, 0.8600%, 2/26/29 (144A) 237,260 224,871
Lendbuzz Securitization Trust, 4.2200%, 5/17/27 (144A) 71,558 69,046
Lendingpoint Asset Securitization Trust, 1.1100%, 2/15/29 (144A) 13,762 13,695
Lendingpoint Asset Securitization Trust, 1.6800%, 6/15/29 (144A) 56,394 55,917
LL ABS Trust, 3.7600%, 11/15/29 (144A) 109,640 107,286
Mosaic Solar Loan Trust, 1.4400%, 6/20/52 (144A) 400,665 330,674
Mosaic Solar Loan Trust, 1.9200%, 6/20/52 (144A) 400,665 317,411
Oasis Securitization Funding LLC, 2.1430%, 10/15/33 (144A) 103,388 101,077
PACEWell 5 Trust, 2.6280%, 10/10/59 (144A) 246,429 204,143
Pagaya AI Debt Trust, 2.0300%, 10/15/29 (144A) 66,940 64,719
Sunrun Demeter Issuer LLC, 2.2700%, 1/30/57 (144A) 234,732 192,989
Tesla Auto Lease Trust, 0.3600%, 9/22/25 (144A) 828,958 813,254
Tricolor Auto Securitization Trust, 3.3000%, 2/18/25 (144A) 93,983 93,210
Upstart Securitization Trust, 0.8400%, 9/20/31 (144A) 149,760 146,258
Total Asset-Backed Securities (cost $5,636,683) 5,074,504
Corporate Bonds - 17.1%
Basic Materials - 0.7%
RPM International, Inc., 2.9500%, 1/15/32 314,000 258,646
Communications - 0.2%
FactSet Research Systems, Inc., 2.9000%, 3/1/27 60,000 56,031
Consumer, Cyclical - 1.1%
Hasbro, Inc., 3.9000%, 11/19/29 178,000 162,707
Hasbro, Inc., 5.1000%, 5/15/44 128,000 114,188
Marriott International, Inc., 4.0000%, 4/15/28 50,000 48,023
Marriott International, Inc., 3.5000%, 10/15/32 85,000 75,102
400,020
Consumer, Non-cyclical - 2.9%
AbbVie, Inc., 3.2000%, 11/21/29 59,000 54,860
Coca-Cola Femsa SAB de CV, 1.8500%, 9/1/32 150,000 119,051
CSL Finance plc, 4.2500%, 4/27/32 (144A) 89,000 86,858
HCA, Inc., 4.1250%, 6/15/29 80,000 76,042
HCA, Inc., 3.5000%, 9/1/30 264,000 236,631
Humana, Inc., 3.1250%, 8/15/29 51,000 46,008
Illumina, Inc., 2.5500%, 3/23/31 87,000 72,113
JBS USA LUX SA, 3.0000%, 5/15/32 (144A) 113,000 89,589
S&P Global, Inc., 2.7000%, 3/1/29 (144A) 82,000 74,322
S&P Global, Inc., 3.7000%, 3/1/52 (144A) 60,000 50,622
UnitedHealth Group, Inc., 3.7000%, 5/15/27 88,000 86,533
UnitedHealth Group, Inc., 4.2000%, 5/15/32 88,000 86,746
1,079,375
Financial - 9.5%
Alexandria Real Estate Equities, Inc., 2.0000%, 5/18/32 146,000 116,408

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Corporate Bonds - (continued)
Financial - (continued)
American Express Co., 5.8500%, 11/5/27 $ 259,000 $ 273,942
American Express Co., 4.0500%, 5/3/29 225,000 219,758
Bank of America Corp., 5.2000%, 6/1/23
μ
185,000 183,182
Bank of America Corp., SOFR + 1.2200%, 2.2990%, 7/21/32
‡
164,000 133,499
Bank of America Corp., SOFR + 1.2100%, 2.5720%, 10/20/32
‡
80,000 66,148
Bank of America Corp., SOFR + 1.3300%, 2.9720%, 2/4/33
‡
250,000 213,195
Boston Properties LP, 4.5000%, 12/1/28 168,000 161,395
Boston Properties LP, 2.5500%, 4/1/32 163,000 128,662
Citigroup, Inc., SOFR + 1.3510%, 3.0570%, 1/25/33
‡
139,000 119,072
Equinix, Inc., 1.5500%, 3/15/28 122,000 103,924
Equinix, Inc., 2.5000%, 5/15/31 108,000 90,251
JPMorgan Chase & Co., SOFR + 3.1250%, 4.6000%, 2/1/25
‡,μ
114,000 107,160
JPMorgan Chase & Co., SOFR + 2.5150%, 2.9560%, 5/13/31
‡
171,000 148,351
JPMorgan Chase & Co., SOFR + 1.2600%, 2.9630%, 1/25/33
‡
192,000 164,586
Lloyds Banking Group plc, US Treasury Yield Curve Rate T Note Constant Maturity
1 Year + 0.8500%, 1.6270%, 5/11/27
‡
201,000 178,623
Morgan Stanley, 3.9500%, 4/23/27 145,000 140,164
Morgan Stanley, SOFR + 1.7300%, 5.1230%, 2/1/29
‡
45,000 45,501
Morgan Stanley, SOFR + 1.2900%, 2.9430%, 1/21/33
‡
214,000 182,761
Morgan Stanley, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year +
2.4300%, 5.9480%, 1/19/38
‡
26,000 26,570
NatWest Group plc, US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
+ 2.3500%, 3.0320%, 11/28/35
‡
239,000 190,048
PNC Financial Services Group, Inc. (The), SOFRINDX + 2.1400%,
6.0370%, 10/28/33
‡
127,000 137,260
PNC Financial Services Group, Inc. (The), SOFR + 1.9330%, 5.0680%, 1/24/34
‡
103,000 103,896
Sun Communities Operating LP, 2.7000%, 7/15/31 94,000 77,388
Sun Communities Operating LP, 5.7000%, 1/15/33 107,000 108,887
Truist Financial Corp., SOFR + 1.4350%, 4.8730%, 1/26/29
‡
36,000 36,203
Truist Financial Corp., SOFR + 1.8520%, 5.1220%, 1/26/34
‡
34,000 34,456
3,491,290
Industrial - 0.6%
Regal Rexnord Corp., 6.3000%, 2/15/30 (144A) 33,000 33,649
Regal Rexnord Corp., 6.4000%, 4/15/33 (144A) 22,000 22,557
Trimble, Inc., 4.9000%, 6/15/28 117,000 115,434
Xylem, Inc., 4.3750%, 11/1/46 50,000 43,634
215,274
Technology - 1.2%
Broadcom Corp., 3.8750%, 1/15/27 86,000 82,865
Micron Technology, Inc., 5.3270%, 2/6/29 70,000 70,370
Oracle Corp., 3.9500%, 3/25/51 64,000 49,744
SK Hynix, Inc., 6.3750%, 1/17/28 (144A) 200,000 203,039
VMware, Inc., 4.7000%, 5/15/30 46,000 44,598
450,616
Utilities - 0.9%
AES Corp. (The), 2.4500%, 1/15/31 80,000 66,141
Southern California Edison Co., 5.8500%, 11/1/27 52,000 54,736
Southern California Edison Co., 5.9500%, 11/1/32 120,000 130,621
Xcel Energy, Inc., 4.6000%, 6/1/32 74,000 73,269
324,767
Total Corporate Bonds (cost $7,042,531) 6,276,019

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - 58.0%
Ajax Mortgage Loan Trust
2.2500%, 6/25/60 (144A)
Ç
$ 75,979 $ 72,765
2.2500%, 9/27/60 (144A)
Ç
18,036 17,485
Angel Oak Mortgage Trust , 3.8600% , 1/26/65 (144A)
‡
24,479 23,105
Angel Oak Mortgage Trust I LLC , 3.6490% , 9/25/48 (144A)
‡
304 304
BX Commercial Mortgage Trust
ICE LIBOR USD 1 Month + 0.7000%, 5.1590%, 9/15/36 (144A)
‡
1,000,000 975,447
ICE LIBOR USD 1 Month + 1.6500%, 6.1090%, 9/15/36 (144A)
‡
250,000 239,668
CALI Mortgage Trust , 3.9570% , 3/10/39 (144A) 250,000 222,393
COLT Mortgage Loan Trust , 1.8530% , 3/25/65 (144A)
‡
3,561 3,503
Connecticut Avenue Securities Trust
ICE LIBOR USD 1 Month + 4.1500%, 8.6559%, 8/25/31 (144A)
‡
500,000 501,265
SOFR30A + 1.0000%, 5.3101%, 12/25/41 (144A)
‡
412,825 408,026
SOFR30A + 1.2000%, 5.5101%, 1/25/42 (144A)
‡
464,244 459,249
SOFR30A + 2.0000%, 6.3101%, 3/25/42 (144A)
‡
121,475 121,720
SOFR30A + 2.1000%, 6.4101%, 3/25/42 (144A)
‡
145,124 145,591
FHLMC Gold Pools, Other
3.5000%, 7/1/42 55,385 53,432
3.0000%, 2/1/43 1,044 977
3.5000%, 2/1/44 503,967 486,085
3.5000%, 1/1/47 318,592 307,651
FHLMC STACR REMIC Trust
SOFR30A + 1.3000%, 5.6101%, 2/25/42 (144A)
‡
201,169 199,494
SOFR30A + 2.1000%, 6.4101%, 3/25/42 (144A)
‡
167,498 167,337
ICE LIBOR USD 1 Month + 2.9500%, 7.4559%, 11/25/49 (144A)
‡
250,000 246,547
FHLMC UMBS
3.5000%, 3/1/43 218 210
3.5000%, 6/1/43 22,020 21,238
4.0000%, 11/1/48 1,945 1,908
4.0000%, 12/1/48 23,499 23,052
4.5000%, 6/1/49 1,444 1,447
4.5000%, 7/1/49 2,203 2,208
4.5000%, 7/1/49 12,840 12,868
4.5000%, 8/1/49 11,038 11,061
4.5000%, 1/1/50 7,461 7,476
4.5000%, 1/1/50 2,166 2,171
4.0000%, 3/1/50 22,744 22,310
4.0000%, 6/1/50 37,211 36,783
4.5000%, 9/1/50 68,911 69,087
4.0000%, 10/1/50 6,771 6,623
3.0000%, 2/1/52 9,068 8,338
3.0000%, 2/1/52 11,985 10,981
3.0000%, 3/1/52 17,161 15,775
4.5000%, 3/1/52 1,012 1,001
3.5000%, 4/1/52 3,946 3,727
3.5000%, 4/1/52 4,422 4,177
3.5000%, 6/1/52 17,493 16,606
3.5000%, 7/1/52 220,061 208,761
4.0000%, 7/1/52 20,709 20,012
4.0000%, 8/1/52 23,573 22,794
4.5000%, 8/1/52 229,916 227,549
4.5000%, 8/1/52 98,333 97,421
4.5000%, 8/1/52 50,234 49,717
5.5000%, 9/1/52 35,377 36,351

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FHLMC UMBS - (continued)
5.5000%, 11/1/52 $ 778,273 $ 804,000
FNMA UMBS
4.0000%, 10/1/47 15,068 14,786
4.5000%, 6/1/48 15,396 15,436
4.0000%, 7/1/48 18,542 18,188
4.0000%, 10/1/48 6,914 6,824
4.0000%, 11/1/48 21,551 21,141
4.0000%, 12/1/48 3,435 3,370
3.5000%, 5/1/49 37,840 35,961
4.0000%, 6/1/49 2,816 2,754
4.5000%, 6/1/49 1,362 1,365
4.5000%, 8/1/49 1,987 1,991
4.0000%, 11/1/49 45,453 44,587
4.0000%, 11/1/49 4,080 4,020
3.5000%, 12/1/49 116,189 110,965
4.5000%, 1/1/50 36,940 37,035
4.5000%, 1/1/50 2,721 2,727
4.0000%, 3/1/50 13,730 13,468
4.0000%, 3/1/50 66,385 65,518
4.0000%, 3/1/50 36,016 35,330
4.0000%, 9/1/50 77,813 76,115
4.0000%, 10/1/50 72,848 71,778
4.5000%, 10/1/50 45,299 45,415
3.5000%, 2/1/51 14,691 13,962
4.0000%, 3/1/51 187,029 182,947
4.0000%, 3/1/51 1,765 1,731
4.0000%, 3/1/51 3,630 3,551
4.0000%, 10/1/51 26,397 25,821
3.0000%, 12/1/51 490,091 450,248
2.5000%, 3/1/52 594,864 526,333
2.5000%, 3/1/52 219,237 194,072
2.5000%, 3/1/52 128,397 113,524
3.0000%, 3/1/52 45,459 41,637
3.5000%, 3/1/52 65,729 62,414
3.0000%, 4/1/52 32,741 29,979
3.0000%, 4/1/52 38,330 35,219
3.5000%, 4/1/52 11,312 10,687
3.5000%, 4/1/52 5,409 5,108
3.5000%, 4/1/52 33,232 31,395
3.5000%, 4/1/52 18,830 17,783
3.5000%, 4/1/52 6,836 6,457
3.5000%, 4/1/52 23,573 22,437
4.0000%, 4/1/52 27,268 26,667
4.5000%, 4/1/52 1,865 1,845
4.5000%, 4/1/52 2,133 2,111
4.5000%, 4/1/52 2,350 2,325
4.5000%, 4/1/52 1,201 1,186
4.5000%, 4/1/52 4,098 4,054
4.5000%, 4/1/52 5,324 5,266
3.5000%, 5/1/52 30,162 28,622
3.5000%, 5/1/52 18,304 17,290
4.5000%, 5/1/52 6,501 6,431
3.5000%, 6/1/52 57,273 54,604

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
FNMA UMBS - (continued)
4.0000%, 6/1/52 $ 5,777 $ 5,582
4.0000%, 6/1/52 21,556 20,831
3.5000%, 7/1/52 137,145 130,101
3.5000%, 7/1/52 5,505 5,247
4.0000%, 7/1/52 9,216 8,905
4.5000%, 7/1/52 27,307 27,026
3.5000%, 8/1/52 26,881 25,492
3.5000%, 8/1/52 9,950 9,458
4.5000%, 8/1/52 103,524 102,458
5.0000%, 9/1/52 727,929 734,133
5.5000%, 9/1/52 131,876 134,630
5.5000%, 10/1/52 291,690 301,334
4.5000%, 11/1/52 70,051 70,263
5.0000%, 11/1/52 51,949 52,862
5.5000%, 11/1/52 247,920 256,118
4.5000%, 12/1/52 32,012 31,855
FNMA, Other
3.0000%, 2/1/43 8,818 8,257
3.0000%, 2/1/43 481,435 450,985
3.0000%, 3/1/43 122,157 114,389
4.0000%, 6/1/43 48,157 47,634
4.5000%, 6/1/45 5,485 5,568
3.0000%, 7/1/45 551,480 516,414
3.0000%, 9/1/46 246,719 231,115
3.0000%, 1/1/47 13,380 12,433
3.5000%, 8/1/56 43,174 41,487
3.0000%, 6/1/57 99,542 91,740
3.0000%, 9/1/57 174,933 161,223
3.0000%, 5/1/58 560,387 516,466
FNMA/FHLMC UMBS, 15 Year, Single Family
2.0000%, TBA, 15 Year Maturity
(b)
356,690 324,500
2.5000%, TBA, 15 Year Maturity
(b)
420,646 393,678
3.0000%, TBA, 15 Year Maturity
(b)
547,502 524,942
3.5000%, TBA, 15 Year Maturity
(b)
455,414 444,354
FNMA/FHLMC UMBS, 30 Year, Single Family
3.5000%, TBA, 30 Year Maturity
(b)
464,717 436,135
4.0000%, TBA, 30 Year Maturity
(b)
575,863 555,820
GNMA II, 30 Year
3.0000%, 7/20/51 81,222 75,021
3.0000%, 8/20/51 346,154 319,633
GNMA II, 30 Year, Single Family
2.5000%, TBA, 30 Year Maturity
(b)
183,400 163,652
3.0000%, TBA, 30 Year Maturity
(b)
32,516 29,886
3.5000%, TBA, 30 Year Maturity
(b)
230,577 218,208
4.0000%, TBA, 30 Year Maturity
(b)
193,300 187,833
4.5000%, TBA, 30 Year Maturity
(b)
1,500,000 1,489,266
5.0000%, TBA, 30 Year Maturity
(b)
1,810,094 1,822,022

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2023

Shares/
Principal Amounts Value
Mortgage-Backed Securities - (continued)
GS Mortgage-Backed Securities Trust , 2.3520% , 9/27/60 (144A)
‡
$ 31,279 $ 28,836
JPMorgan Chase Commercial Mortgage Securities Trust , ICE LIBOR USD 1 Month
+ 0.7600% , 5.2190% , 6/15/38 (144A)
‡
500,000 489,171
JPMorgan Mortgage Trust , SOFR30A + 0.9000% , 4.8277% , 3/25/51 (144A)
‡
212,906 198,606
MKT Mortgage Trust , 2.6940% , 2/12/40 (144A) 100,000 80,569
New Residential Mortgage Loan Trust , ICE LIBOR USD 1 Month + 0.9000% ,
5.4059% , 1/25/48 (144A)
‡
116,521 113,897
SREIT Trust , ICE LIBOR USD 1 Month + 0.7308% , 5.1898% , 11/15/38 (144A)
‡
179,000 174,522
TPI RE-REMIC Trust
0.0000%, 7/25/46 (144A)
¤
66,000 63,863
0.0000%, 8/25/46 (144A)
¤
41,000 39,434
Total Mortgage-Backed Securities (cost $21,866,647) 21,240,030
U.S. Treasury Notes/Bonds - 27.6%
3.0000%, 7/31/24 1,697,000 1,660,541
0.3750%, 9/15/24 2,129,000 1,996,603
4.2500%, 12/31/24 520,000 520,000
4.0000%, 12/15/25 114,000 114,347
3.8750%, 12/31/27 1,715,100 1,734,529
3.5000%, 1/31/28 709,000 705,843
3.8750%, 11/30/29 460,100 468,368
4.1250%, 11/15/32 1,496,700 1,574,575
2.0000%, 11/15/41 25,000 18,998
2.3750%, 2/15/42 135,000 109,213
4.0000%, 11/15/42 714,000 737,874
3.0000%, 8/15/52 523,000 462,773
Total U.S. Treasury Notes/Bonds (cost $10,226,591) 10,103,664
Preferred Stock - 0.2%
Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Rithm Capital Corp., 7.0000%, 11/15/26 (cost $75,000) 3,000 63,480
Investment Companies - 2.5%
Money Market Funds - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 4.3380%
£,∞
(cost $915,678) 915,661 915,844
Total Investments (total cost $45,763,130 ) - 119.3% 43,673,541
Liabilities, net of Cash, Receivables and Other Assets - (19.3%) (7,053,625)
Net Assets - 100.0% $36,619,916
Summary of Investments by Country - (Long Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ 42,895,922 98.2%
United Kingdom 455,529 1.0
South Korea 203,039 0.5
Mexico 119,051 0.3
Total $ 43,673,541 100.0%

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2023

Schedule of TBA sales commitments - (% of Net Assets)
Principal Amounts Value
Securities Sold Short - (14.1)%
Mortgage-Backed Securities - (14.1)%
FNMA/FHLMC UMBS, 30 Year, Single Family, 3.0000%, TBA, 30 Year Maturity
(b)
$ (1,971,468) $ (1,789,973)
FNMA/FHLMC UMBS, 30 Year, Single Family, 4.5000%, TBA, 30 Year Maturity
(b)
(2,082,156) (2,056,200)
FNMA/FHLMC UMBS, 30 Year, Single Family, 5.5000%, TBA, 30 Year Maturity
(b)
(1,305,338) (1,326,002)
Total Securities Sold Short (proceeds $5,091,186) $ (5,172,175)
Summary of Investments by Country - (Short Positions) (unaudited)
Country Value
% of
Investment
Securities
United States $ (5,172,175) 100.0%
$– – %
Schedule of Affiliated Investments - (% of Net Assets)
Dividend
Income
Realized
Gain/(Loss)
Change in
Unrealized
Appreciatio n/
(Depreciation)
Value at
1/31/23
Investment Company - 2.5%
Money Market Funds - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 4.3380%
∞
$ 24,523 $ 331 $ 167 $ 915,844
Market Value
at 10/31/22 Purchases Sales
Market Value
at 1/31/23
Investment Company - 2.5%
Money Market Funds - 2.5%
Janus Henderson Cash Liquidity Fund LLC, 4.3380%
∞
$ 2,983,609 $ 8,268,577 $ (10,336,598) $ 915,844
Schedule of Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
Value and
Unrealized
Appreciation
(Depreciation)
Futures Long:
U.S. Treasury 2 Year Notes 20 3/31/23 $ 4,112,969 $ 13,731
U.S. Treasury Long Bonds 15 3/22/23 1,948,125 35,256
U.S. Treasury Ultra Bonds 16 3/22/23 2,268,000 63,999
Total - Futures Long 112,986
Futures Short:
U.S. Treasury 10 Year Notes 10 3/22/23 (1,145,156) 2,783
U.S. Treasury 10 Year Ultra Bonds 16 3/22/23 (1,939,250) (14,340)
Total - Futures Short (11,557)
Total $101,429
Schedule of Centrally Cleared Credit Default Swaps - Buy Protection
Referenced Asset
Maturity
Date
Notional
Amount Value
Premiums
Paid/
(Received)
Unrealized
Appreciation
(Depreciation)
CDX.NA.HY.39-V1, Fixed Rate of 5.00% Paid Quarterly 12/20/27 $ 2,000,000 $ (64,876) $ (93,400) $ (158,276)

Janus Henderson Sustainable & Impact Core Bond ETF
Schedule of Investments
(unaudited)
January 31, 2023

Average ending Monthly Value of Derivative Instruments During the Period Ended January 31, 2023
Futures contracts:
Average notional amount of contracts - long $9,621,638
Average notional amount of contracts - short 2,258,167
Credit default swaps:
Average notional amount - buy protection 2,000,000

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

FHLMC Federal Home Loan Mortgage Corp.
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
ICE Intercontinental Exchange
LIBOR LIBOR (London Interbank Offered Rate) is a short-term interest rate that banks offer one another and generally represents current cash rates.
LLC Limited Liability Company
LP Limited Partnership
plc Public Limited Company
SOFR Secured Overnight Financing Rate
SOFR30A Secured Overnight Financing Rate 30 Day Average
SOFRINDX Secured Overnight Financing Rate Compounded Index
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.
UMBS Uniform Mortgage-Backed Securities
∞ Rate shown is the 7-day yield as of January 31, 2023.
£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.
Ç Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.
‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of January 31, 2023.
¤ Zero coupon bond.
μ Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.
144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1993 Act. Unless otherwise noted, these securities have been determined to be liquid in accordance with the requirements of Rule 22e-4, under the 1940 Act. The total value of 144A securities as of the period ended January 31, 2023 is $10,608,921 which represents 29.0% of net assets.
(b) Settlement is on a delayed delivery or when-issued basis with final maturity TBA in the future.

Janus Henderson Sustainable & Impact Core Bond ETF
Notes to Schedule of Investments and Other Information
(unaudited)
January 31, 2023

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of January 31, 2023 . See Notes to Financial Statements for more information.
Valuation Inputs Summary
Level 1 -
Quoted Prices
Level 2 -
Other Significant
Observable Inputs
Level 3 -
Significant
Unobservable Inputs
Assets
Investments in Securities:
Asset-Backed Securities $ — $ 5,074,504 $ —
Corporate Bonds — 6,276,019 —
Mortgage-Backed Securities — 21,240,030 —
U.S. Treasury Notes/Bonds — 10,103,664 —
Preferred Stock 63,480 — —
Investment Companies — 915,844 —
Total Investments in Securities $ 63,480 $ 43,610,061 $ —
Other Financial Instruments
(a)
:
Futures Contracts $ 115,769 $ — $ —
Total Assets $ 179,249 $ 43,610,061 $ —
Liabilities
TBA sales commitments:
Mortgage-Backed Securities $ — $ 5,172,175 $ —
Other Financial Instruments
(a)
:
Centrally Cleared Swaps $ — $ 158,276 $ —
Futures Contracts 14,340 — —
Total Liabilities $ 14,340 $ 5,330,451 $ —
(a) Other financial instruments include futures and swap contracts. Futures contracts and swap contracts are reported at their unrealized appreciation/
(depreciation) at measurement date, which represents the change in the contract’s value from trade date.

Investment Valuation
Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule
2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”).
Equity securities, including shares of exchange-traded funds, traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the London Stock Exchange. The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-
lot position. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof)
obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; and certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of January 31, 2023 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of
Investments and Other Information.
For additional information on the Fund, please refer to the Fund's most recent semiannual or annual shareholder report.
125-25-70440 03-23